Leases Disclosure of lease payments (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of lease payments [Line Items]
Cash outflow for leases	R 465	R 319
Principal and interest payments made for lease liabilities
Disclosure of lease payments [Line Items]
Cash outflow for leases	465	319
Short-term lease payments
Disclosure of lease payments [Line Items]
Cash outflow for leases	406	310
Lease payments of low value assets
Disclosure of lease payments [Line Items]
Cash outflow for leases	181	49
Variable lease payments
Disclosure of lease payments [Line Items]
Cash outflow for leases	3,564	2,632
Total cash outflows for leases
Disclosure of lease payments [Line Items]
Cash outflow for leases	4,616	3,310
Phase 1 Power Purchase Agreements
Disclosure of lease payments [Line Items]
Cash outflow for leases	R 77	R 78